SHARE CAPITAL - Narrative (Details) $ / shares in Units, $ in Millions		1 Months Ended				4 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Nov. 01, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2022 $ / shares	Sep. 30, 2022 $ / shares	Jan. 31, 2022 $ / shares shares	Feb. 28, 2023 $ / shares shares	Oct. 31, 2022 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2022 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Nov. 30, 2023 USD ($)	Nov. 17, 2023 USD ($) shares	Oct. 10, 2022 $ / shares shares	Oct. 09, 2022 shares	Aug. 31, 2022 $ / shares	May 31, 2022 USD ($) shares	Jul. 31, 2021 USD ($) shares
Disclosure of classes of share capital [abstract]
Ordinary shares issues (in shares)										1,942,000	4,185,000	2,311,000
Nominal value paid per share (in dollars per share) | $ / shares	$ 0.50	$ 0.50	$ 0.10	$ 0.50	$ 0.10	$ 0.50	$ 0.10	$ 0.10	$ 0.50	$ 0.50	$ 0.10	$ 0.10			$ 0.50		$ 0.1
Settlement of tax on equity awards | $										$ 22	$ 10	$ 1
Share conversion			5	5
Number of shares outstanding (in shares)															137,762,000	688,810,000
Share repurchase program, authorized amount | $													$ 100	$ 100				$ 100	$ 100
Share repurchase program, authorized shares (in shares)														13,632,000				39,699,000	73,462,000
Shares repurchased and cancelled (in shares)	1,281,000				256,000	1,765,000	17,559,000	33,507,000	(17,815,000)	1,897,000	17,815,000
Nominal value of shares repurchased | $	$ 1							$ 3			$ 2
Number of shares cancelled (in shares)					256,000
Share repurchase program, shares authorized, post-consolidation (in shares)																		7,940,000
Shares repurchased and cancelled (post share consolidation) (in shares)							3,512,000				3,563,000
Shares repurchased (in shares)		1,413,000								1,897,000
Shares repurchased but not cancelled (in shares)										68,000
Share repurchase program, transaction costs, including directly attributable costs | $										$ 33	$ 90	$ 101
Share repurchase program, liability | $		$ 23								$ 23